Submission	Aug. 27, 2026
Submission [Line Items]
Central Index Key	0000009631
Registrant Name	BANK OF NOVA SCOTIA
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES